Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
At cost:
Property	439,480	439,480	67,844
Leasehold improvements	359,870	398,473	61,514
Computer and network equipment	2,225,419	2,556,403	394,639
Optical fibers	207,423	207,423	32,021
Office equipment	18,472	19,554	3,019
Motor vehicles	6,893	8,289	1,280

	3,257,557	3,629,622	560,317
Less: accumulated depreciation	(706,111)	(1,088,684)	(168,064)

	2,551,446	2,540,938	392,253
Construction-in-progress	485,261	1,112,133	171,684

	3,036,707	3,653,071	563,937

Depreciation expense was RMB141,286, RMB278,986 and RMB402,035 (US$62,064) for the years ended December 31, 2013, 2014 and 2015, respectively, and were included in the following captions:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Cost of revenues	103,002	225,680	328,217	50,669
Sales and marketing expenses	2,097	3,397	5,670	875
General and administrative expenses	10,271	19,433	29,753	4,593
Research and development expenses	25,916	30,476	38,395	5,927

	141,286	278,986	402,035	62,064

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Property	365,353	365,353	56,401
Computer and network equipment	164,483	289,346	44,667
Optical fibers	207,423	207,423	32,020

	737,259	862,122	133,088
Less: accumulated depreciation	(74,237)	(138,608)	(21,397)

	663,022	723,514	111,691
Construction-in-progress	—	142,671	22,025

	663,022	866,185	133,716

Depreciation of property, computer and network equipment and optical fibers under capital leases was RMB18,820, RMB22,302 and RMB64,371 (US$9,937), for the years ended December 31, 2013, 2014 and 2015, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Property	22,921	22,118	3,414
Computer and network equipment	42,115	37,167	5,738